                   OPPENHEIMER DISCIPLINED ALLOCATION FUND
                    Supplement dated July 18, 2003 to the
 Statement of Additional Information dated December 23, 2002, Revised January
                                   15, 2003

The Statement of Additional Information is changed as follows:

1.    The Supplement dated March 31, 2003 is hereby withdrawn.

2.    The subheading  titled  "Futures" on page 23 is changed by replacing the first three paragraphs of with the following three paragraphs.

o     Futures. The Fund can buy and sell exchange-traded futures contracts that relate to (1) broadly-based stock indices ("stock index futures") (2) an individual stock ("single stock futures") (3)
         debt securities (these are referred to as "interest rate
         futures"), (4) other broadly- based securities indices (these are referred to as "financial futures"), (5) foreign
         currencies (these are referred to as "forward contracts"), (6)
         securities or (7) commodities (these are referred to as
         "commodity futures").

            A broadly-based stock index is used as the basis for
         trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of
         industries. A stock index assigns relative values to the
         common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks.
         A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures
         obligation. Either party may also settle the transaction by entering into an offsetting contract.

            An interest rate future obligates the seller to deliver
         (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the
         position. Similarly, a single stock future obligates the
         seller to deliver (and the purchaser to take) cash or a
         specified equity security to settle the futures transaction.
         Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not
         fungible among the exchanges.

3.    The section  captioned "Board of Directors and Oversight  Committees" on page 36 is hereby deleted and replaced as follows:

      Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the
      Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

            The Board of Trustees has an Audit Committee, a Study
      Committee, a Governance Committee, and a Proxy Committee.  The
      Audit Committee is comprised solely of Independent Trustees.  The members of the Audit Committee are Edward Regan (Chairman),
      Kenneth Randall and Russell Reynolds. The Audit Committee held five meetings during the Fund's fiscal year ended October 31,
      2002. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The
      Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's
      independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the
      Committee's charter.

            The members of the Study Committee are Robert Galli
      (Chairman), Joel Motley and Phillip Griffiths. The Study
      Committee held eight meetings during the Fund's fiscal year ended
      October 31, 2002. The Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the
      Investment Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

            The members of the Governance Committee are Elizabeth
      Moynihan (Chairman), Joel Motley, Phillip Griffiths and Kenneth
      Randall. The Governance Committee did not hold a meeting during the Fund's fiscal year ended October 31, 2002. The Governance
      Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification
      criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Committee's charter.

            The members of the Proxy Committee are Edward Regan
      (Chairman), Russell Reynolds and John Murphy.  The Proxy
      Committee held one meeting during the Fund's fiscal year ended
      October 31, 2002.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the
      Fund.

4.    Effective March 31, 2003, Mr. Benjamin  Lipstein  retired as a Director.
   Therefore,  the Statement of Additional  Information is revised by deleting the biography for Mr. Lipstein on page 39.

5.    In the  Director  compensation  table on pages 43 and 44, the  following footnote is added following Messrs. Yeutter, Levy and Lipstein:

3.    Effective January 1, 2003, Clayton Yeutter became Chairman of the Board of Trustees/Directors of the Board I Funds upon the retirement of
         Leon Levy.  Effective March 31, 2003, Mr. Lipstein retired as a
         Director.

July 18, 2003                                                       PX0205.012

                            OPPENHEIMER VALUE FUND
                    Supplement dated July 18, 2003 to the
 Statement of Additional Information dated December 23, 2002, Revised January
                                   15, 2003

The Statement of Additional Information is changed as follows:

3.    The Supplement dated March 31, 2003 is hereby withdrawn.

4.    The  subheading  titled  "Futures"  on  pages  18 and 19 is  changed  by
   replacing  the  first  three   paragraphs  of  with  the  following   three
   paragraphs.

o     Futures. The Fund can buy and sell exchange-traded futures contracts that relate to (1) broadly-based stock indices ("stock
            index futures") (2) an individual stock ("single stock
            futures") (3) debt securities (these are referred to as
            "interest rate futures"), (4) other broadly- based
            securities indices (these are referred to as "financial
            futures"), (5) foreign currencies (these are referred to as
            "forward contracts"), (6) securities or (7) commodities
            (these are referred to as "commodity futures").

            A broadly-based stock index is used as the basis for
         trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of
         industries. A stock index assigns relative values to the
         common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks.
         A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures
         obligation. Either party may also settle the transaction by entering into an offsetting contract.

            An interest rate future obligates the seller to deliver
         (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the
         position. Similarly, a single stock future obligates the
         seller to deliver (and the purchaser to take) cash or a
         specified equity security to settle the futures transaction.
         Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not
         fungible among the exchanges.

6.    The section  captioned "Board of Directors and Oversight  Committees" on page 32 is hereby deleted and replaced as follows:

      Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the
      Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

            The Board of Trustees has an Audit Committee, a Study
      Committee, a Governance Committee, and a Proxy Committee.  The
      Audit Committee is comprised solely of Independent Trustees.  The members of the Audit Committee are Edward Regan (Chairman),
      Kenneth Randall and Russell Reynolds. The Audit Committee held five meetings during the Fund's fiscal year ended October 31,
      2002. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The
      Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's
      independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the
      Committee's charter.

            The members of the Study Committee are Robert Galli
      (Chairman), Joel Motley and Phillip Griffiths. The Study
      Committee held eight meetings during the Fund's fiscal year ended
      October 31, 2002. The Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the
      Investment Advisory and Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

            The members of the Governance Committee are Elizabeth
      Moynihan (Chairman), Joel Motley, Phillip Griffiths and Kenneth
      Randall. The Governance Committee did not hold a meeting during the Fund's fiscal year ended October 31, 2002. The Governance
      Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification
      criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Committee's charter.

            The members of the Proxy Committee are Edward Regan
      (Chairman), Russell Reynolds and John Murphy.  The Proxy
      Committee held one meeting during the Fund's fiscal year ended
      October 31, 2002.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the
      Fund.

7.    Effective March 31, 2003, Mr. Benjamin Lipstein retired as a Director.
   Therefore, the Statement of Additional Information is revised by deleting the biography for Mr. Lipstein on page 35.

8.    In the Director compensation table on page 39, the following footnote is added following Messrs. Yeutter, Levy and Lipstein:

4.    Effective January 1, 2003, Clayton Yeutter became Chairman of the Board of Trustees/Directors of the Board I Funds upon the retirement of Leon
      Levy.  Effective March 31, 2003, Mr. Lipstein retired as a Director.

July 18, 2003                                                       PX0375.009